Transactions with Related Parties (Altair and Steamship) (Narrative) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Related Party Transaction [Line Items]
Due to related parties, current	$ 195,000		$ 136,000
Altair Travel Agency S.A. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	1,311,000	$ 1,238,000
Due to related parties, current	195,000		136,000
Steamship Shipbroking Enterprises [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	1,950,000	1,654,000
Due to related parties, current	0		$ 0
Commissions charged by a related party (Note 4(d))	$ 226,000	$ 1,219,000